Eaton Vance

Short Duration Municipal Opportunities Fund

December 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Closed-End Funds — 1.0%

Security	Shares	Value
Nuveen Intermediate Duration Municipal Term Fund	617,678	$8,573,371

Total Closed-End Funds — 1.0% (identified cost $7,554,228)		$8,573,371

Corporate Bonds & Notes — 0.9%

Security	Principal Amount (000’s omitted)	Value
Hospital — 0.4%
Harnett Health System, Inc., 4.25%, 4/1/32	$1,775	$1,748,375
St. Joseph’s Hospital & Medical Center, 3.926%, 7/1/22	1,250	1,293,549

		$3,041,924

Other — 0.5%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$3,470	$4,046,055

		$4,046,055

Total Corporate Bonds & Notes — 0.9% (identified cost $6,495,000)		$7,087,979

Taxable Municipal Securities — 1.8%

Security	Principal Amount (000’s omitted)	Value
Education — 0.4%
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.43%, 6/1/27(1)	$3,340	$3,390,534

		$3,390,534

Escrowed/Prerefunded — 0.5%
South Jersey Transportation Authority, NJ, Escrowed to Maturity, 4.20%, 11/1/21	$725	$748,229
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), Prerefunded to 8/1/22, 5.50%, 8/1/44	3,055	3,287,364

		$4,035,593

General Obligations — 0.4%
Chicago Board of Education, IL, 5.182%, 12/1/21(2)	$325	$331,370
Chicago, IL, 7.75%, 1/1/42	2,659	2,884,616

		$3,215,986

Hospital — 0.4%
Doylestown Hospital Authority, PA, (Doylestown Hospital), 3.263%, 7/1/21	$1,000	$1,002,190
Doylestown Hospital Authority, PA, (Doylestown Hospital), 3.489%, 7/1/22	815	821,683
Oklahoma Development Finance Authority, (OU Medicine), 5.45%, 8/15/28	1,250	1,454,263

		$3,278,136

Security	Principal Amount (000’s omitted)	Value
Insured-Hospital — 0.1%
Massachusetts Development Finance Agency, (Wellforce), (AGM), 3.653%, 7/1/22	$375	$389,936

		$389,936

Senior Living/Life Care — 0.0%(3)
Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), 3.20%, 5/15/21	$285	$285,607

		$285,607

Special Tax Revenue — 0.0%(3)
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 5.25%, 3/1/31	$330	$329,584

		$329,584

Total Taxable Municipal Securities — 1.8% (identified cost $14,376,400)		$14,925,376

Tax-Exempt Mortgage-Backed Securities — 0.3%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp., Multifamily Variable Rate Certificates, (AMT), 2.304%, 5/15/27	$2,120	$2,227,187
FRETE 2017-ML01 Trust, Class A, (Freddie Mac guaranteed), 0.644%, (1 mo. USD LIBOR + 0.50%), 1/25/33(1)(4)	472	475,689
National Finance Authority, NH, Municipal Certificates, Series 2020 -1, Class A, 4.125%, 1/20/34	9	10,672

Total Tax-Exempt Mortgage-Backed Securities — 0.3% (identified cost $2,603,413)		$2,713,548

Tax-Exempt Municipal Securities — 90.3%

Security	Principal Amount (000’s omitted)	Value
Education — 4.2%
Arizona Industrial Development Authority, (Academies of Math & Science), 4.00%, 7/1/29(1)	$380	$408,945
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/30(1)	625	676,425
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/21	250	256,550
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/22	250	265,048
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/23	225	249,417
California Municipal Finance Authority, (California Lutheran University), 5.00%, 10/1/24	275	314,856
California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/21(1)	100	101,887
California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/22(1)	165	173,780
California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/23(1)	175	191,697
California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/24(1)	160	180,802
California School Finance Authority, (Green Dot Public Schools), 5.00%, 8/1/25(1)	300	349,401
California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/22(1)	100	105,682
California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/23(1)	100	110,909

Security	Principal Amount (000’s omitted)	Value
California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/24(1)	$135	$155,301
California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/25(1)	200	237,852
California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/26(1)	105	128,612
California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/27(1)	110	138,326
California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/28(1)	160	205,392
California School Finance Authority, (KIPP SoCal Public Schools), 5.00%, 7/1/29(1)	165	215,889
District of Columbia, (District of Columbia International School), 5.00%, 7/1/21	200	203,032
District of Columbia, (District of Columbia International School), 5.00%, 7/1/25	500	573,610
District of Columbia, (District of Columbia International School), 5.00%, 7/1/29	885	1,089,603
District of Columbia, (KIPP DC), 5.00%, 7/1/22	200	210,390
District of Columbia, (KIPP DC), 5.00%, 7/1/25	270	316,399
District of Columbia, (KIPP DC), 5.00%, 7/1/26	250	300,410
District of Columbia, (KIPP DC), 5.00%, 7/1/27	250	306,772
District of Columbia, (KIPP DC), 5.00%, 7/1/28	240	300,048
District of Columbia, (KIPP DC), 5.00%, 7/1/29	235	298,991
District of Columbia, (Rocketship DC Obligated Group), 5.00%, 6/1/29(1)	465	517,387
Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design), 5.00%, 3/1/26	275	316,429
Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design), 5.00%, 3/1/27	210	246,208
Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design), 5.00%, 3/1/28	230	273,300
Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design), 5.00%, 3/1/29	225	270,709
Florida Higher Educational Facilities Financing Authority, (Ringling College of Art and Design), 5.00%, 3/1/31	865	1,029,592
Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/23	425	470,024
Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/24	350	400,281
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/21	355	366,307
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/22	600	644,616
Michigan Finance Authority, (Cesar Chavez Academy), 3.25%, 2/1/24	295	298,965
Michigan Finance Authority, (Cesar Chavez Academy), 4.00%, 2/1/29	700	740,061
Missouri Health and Educational Facilities Authority, (St. Louis College of Pharmacy), 5.00%, 5/1/40	1,410	1,481,106
Montana State University, 0.54%, (SIFMA + 0.45%), 9/1/23 (Put Date), 11/15/35(4)	1,675	1,684,815
Montgomery County Higher Education and Health Authority, PA, (Gwynedd Mercy University), 4.00% to 5/1/22 (Put Date), 5/1/36	1,105	1,126,249
Montgomery County Higher Education and Health Authority, PA, (Gwynedd Mercy University), 4.00% to 5/1/23 (Put Date), 5/1/36	1,200	1,247,508
New York Dormitory Authority, (Yeshiva University), 4.00%, 9/1/23	1,235	1,236,235
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/25	1,000	1,079,380
Pennsylvania Higher Educational Facilities Authority, (York College of Pennsylvania), 2.85% to 5/1/21 (Put Date), 5/1/34	1,420	1,428,137
Philadelphia Industrial Development Authority, PA, (La Salle University), 5.00%, 5/1/23	1,840	1,924,824
Philadelphia Industrial Development Authority, PA, (La Salle University), 5.00%, 5/1/24	1,715	1,822,616
Philadelphia Industrial Development Authority, PA, (La Salle University), 5.00%, 5/1/25	905	975,156
Public Finance Authority, WI, (North Carolina Leadership Academy), 4.00%, 6/15/29(1)	320	333,670

Security	Principal Amount (000’s omitted)	Value
Public Finance Authority, WI, (Roseman University of Health Sciences), 3.00%, 4/1/25(1)	$635	$648,367
Public Finance Authority, WI, (Roseman University of Health Sciences), 5.00%, 4/1/30(1)	750	887,010
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 5.00%, 9/1/27	1,000	1,226,330
Troy Capital Resource Corp., NY, (Rensselaer Polytechnic Institute), 5.00%, 9/1/28	1,000	1,245,870
University of Pittsburgh, PA, 0.45%, (SIFMA + 0.36%), 2/15/24(4)	2,000	2,008,060
Wisconsin Health and Educational Facilities Authority, (Hmong American Peace Academy, Ltd.), 4.00%, 3/15/30	400	453,732
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 4.00%, 10/15/29	330	358,162

		$34,807,132

Electric Utilities — 2.4%
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 3.25% to 2/3/25 (Put Date), 11/1/45	$4,000	$4,365,160
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	2,170	2,271,534
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), (AMT), 3.25%, 1/1/25	3,250	3,447,340
Long Island Power Authority, NY, Electric System Revenue, 0.858%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(4)	4,000	4,005,160
Louisville/Jefferson County Metro Government, KY, (Louisville Gas and Electric Co.), 1.75% to 7/1/26 (Put Date), 2/1/35	4,000	4,151,200
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/22	385	409,933
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/23	600	664,194
Vermont Public Power Supply Authority, (Swanton Peaking Facility), 5.00%, 7/1/24	500	573,505

		$19,888,026

Escrowed/Prerefunded — 0.5%
Delaware Health Facilities Authority, (Nanticoke Memorial Hospital, Inc.), Escrowed to Maturity, 5.00%, 7/1/23	$655	$730,240
Pennsylvania Higher Educational Facilities Authority, (Messiah College), Prerefunded to 11/1/21, 2.20%, 11/1/31	670	680,834
Pennsylvania Higher Educational Facilities Authority, (Messiah College), Prerefunded to 5/1/21, 2.72%, 11/1/31	1,845	1,860,018
St. Johns County Industrial Development Authority, FL, (Westminster St. Augustine), Prerefunded to 8/1/22, 4.125%, 8/1/47	1,100	1,177,077

		$4,448,169

General Obligations — 10.0%
American Samoa Economic Development Authority, 6.00%, 9/1/23(1)	$1,050	$1,116,392
Bensalem Township School District, PA, 3.00%, 2/15/21	20	20,059
Berwyn, IL, 5.00%, 12/1/23	1,090	1,184,590
Champaign County Community Unit School District No. 4, IL, 0.00%, 1/1/26	400	384,992
Champaign County Community Unit School District No. 4, IL, 0.00%, 1/1/27	380	359,472
Champaign County Community Unit School District No. 4, IL, 0.00%, 1/1/28	565	523,653
Chicago Board of Education, IL, 0.00%, 12/1/25	500	436,955
Chicago Board of Education, IL, 4.00%, 12/1/22	700	726,166
Chicago Board of Education, IL, 5.00%, 12/1/22	1,200	1,267,176
Chicago Board of Education, IL, 5.00%, 12/1/23	2,000	2,157,420
Chicago Board of Education, IL, 5.00%, 12/1/24	2,000	2,206,580

Security	Principal Amount (000’s omitted)	Value
Chicago, IL, 0.00%, 1/1/21	$115	$115,000
Chicago, IL, 0.00%, 1/1/24	225	206,143
Chicago, IL, 0.00%, 1/1/26	160	137,654
Chicago, IL, 5.00%, 1/1/30	7,320	8,461,554
Chicago, IL, 5.625%, 1/1/29	1,000	1,177,680
Connecticut, 5.00%, 4/15/23	3,200	3,541,600
Connecticut, 0.99%, (SIFMA + 0.90%), 3/1/23(4)	3,500	3,527,650
Delaware Valley Regional Finance Authority, PA, 0.864%, (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(4)	9,000	9,003,420
Detroit, MI, 5.00%, 4/1/21	1,000	1,008,450
Detroit, MI, 5.00%, 4/1/21	570	574,817
Detroit, MI, 5.00%, 4/1/22	135	140,169
Detroit, MI, 5.00%, 4/1/23	140	147,967
Detroit, MI, 5.00%, 4/1/24	150	160,661
Detroit, MI, 5.00%, 4/1/25	150	163,257
Detroit, MI, 5.00%, 4/1/26	330	363,512
Detroit, MI, 5.00%, 4/1/27	695	771,971
Detroit, MI, 5.00%, 4/1/28	730	816,490
Detroit, MI, 5.00%, 4/1/29	515	577,809
Elmira, NY, 4.00%, 5/27/21	400	400,416
Elmira, NY, 5.00%, 5/15/26	115	115,830
Harford County, MD, 5.00%, 9/15/23	1,000	1,130,260
Illinois, 3.25%, 11/1/26	1,440	1,481,587
Illinois, 5.00%, 2/1/22	370	385,407
Illinois, 5.00%, 6/1/22	495	521,280
Illinois, 5.00%, 10/1/23	285	310,670
Illinois, 5.00%, 2/1/24	500	549,635
Illinois, 5.00%, 6/1/24	4,850	5,374,722
Illinois, 5.00%, 8/1/24	2,085	2,189,250
Illinois, 5.00%, 11/1/24	1,650	1,810,166
Illinois, 5.00%, 8/1/25	1,000	1,048,560
Illinois, 5.00%, 11/1/25	5,000	5,586,050
Illinois, Series of October 2000, 0.00%, 8/1/21	140	138,141
Illinois, Series of October 2002, 0.00%, 8/1/21	60	59,203
Johnson County, KS, 2.00%, 9/1/31	4,560	4,997,669
New Haven, CT, 5.00%, 8/1/21	1,000	1,020,900
New York, NY, 5.00% to 2/1/24 (Put Date), 8/1/38	5,000	5,575,050
Union City, NJ, 5.00%, 11/1/23	1,000	1,103,760
Washington, 5.00%, 6/1/27(5)	1,500	1,913,865
West Hartford, CT, 5.00%, 7/1/21	2,195	2,246,670
West Hartford, CT, 5.00%, 7/1/22	710	760,637
West Hartford, CT, 5.00%, 7/1/23	500	559,175
Will and Cook Counties Community High School District No. 210, IL, 5.00%, 1/1/27	2,355	2,506,380

		$83,064,542

Hospital — 16.5%
Berks County Municipal Authority, PA, (Tower Health), 5.00% to 2/1/25 (Put Date), 2/1/40	$4,000	$4,328,560

Security	Principal Amount (000’s omitted)	Value
Calcasieu Parish Memorial Hospital Service District, LA, (Lake Charles Memorial Hospital), 4.00%, 12/1/21	$775	$786,237
Calcasieu Parish Memorial Hospital Service District, LA, (Lake Charles Memorial Hospital), 4.00%, 12/1/22	810	834,519
Calcasieu Parish Memorial Hospital Service District, LA, (Lake Charles Memorial Hospital), 4.00%, 12/1/23	1,135	1,184,736
Calcasieu Parish Memorial Hospital Service District, LA, (Lake Charles Memorial Hospital), 4.00%, 12/1/24	1,145	1,211,170
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	450	494,055
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/22	150	160,022
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/23	175	193,387
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.50%, 12/1/58(1)	2,000	2,334,880
California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/22	500	520,135
California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/23	500	540,760
Charlotte-Mecklenburg Hospital Authority, NC, (Atrium Health), 0.69%, (SIFMA + 0.60%), 12/1/23 (Put Date), 1/15/48(4)	3,000	3,010,620
Colorado Health Facilities Authority, (CommonSpirit Health), 5.00% to 8/1/25 (Put Date), 8/1/49	3,000	3,516,030
Colorado Health Facilities Authority, (Valley View Hospital Association), 2.80% to 5/15/23 (Put Date), 5/15/42	1,895	1,976,580
Connecticut Health and Educational Facilities Authority, (Griffin Hospital), 5.00%, 7/1/27(1)	725	861,844
Connecticut Health and Educational Facilities Authority, (Griffin Hospital), 5.00%, 7/1/30(1)	285	337,902
Connecticut Health and Educational Facilities Authority, (Griffin Hospital), 5.00%, 7/1/33(1)	1,170	1,352,766
Conway, AR, (Conway Regional Medical Center), 5.00%, 8/1/21	250	255,923
Conway, AR, (Conway Regional Medical Center), 5.00%, 8/1/22	515	548,387
Conway, AR, (Conway Regional Medical Center), 5.00%, 8/1/25	385	455,162
Conway, AR, (Conway Regional Medical Center), 5.00%, 8/1/26	445	541,156
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/36	740	831,523
Cuyahoga County, OH, (The MetroHealth System), 5.00%, 2/15/23	1,000	1,079,400
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 5.00%, 8/15/31	3,000	3,807,750
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 5.00%, 8/15/32	3,015	3,804,387
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 5.00%, 8/15/33	2,950	3,704,315
Escambia County Health Facilities Authority, FL, (Baptist Health Care Corp. Obligated Group), 5.00%, 8/15/34	1,150	1,440,570
Harris County Cultural Education Facilities Finance Corp., TX, (Memorial Hermann Health System), 0.51%, (SIFMA + 0.42%), 12/1/22 (Put Date), 12/1/49(4)	3,000	2,989,680
Idaho Health Facilities Authority, (Madison Memorial Hospital), 5.00%, 9/1/21	1,630	1,668,452
Illinois Finance Authority, (Edward-Elmhurst Healthcare), 0.84%, (SIFMA + 0.75%), 7/1/23 (Put Date), 1/1/46(4)	5,000	5,004,750
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/23	1,000	1,098,160
Illinois Finance Authority, (Southern Illinois Healthcare Enterprises, Inc.), 5.00%, 3/1/23	250	274,480
Indiana Finance Authority, (Parkview Health), 0.64%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/39(4)	7,755	7,773,690

Security	Principal Amount (000’s omitted)	Value
Lexington County Health Services District, Inc., SC, (Lexington Medical Center), 5.00%, 11/1/21	$50	$51,835
Lexington County Health Services District, Inc., SC, (Lexington Medical Center), 5.00%, 11/1/23	500	563,780
Lexington County Health Services District, Inc., SC, (Lexington Medical Center), 5.00%, 11/1/25	80	96,812
Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center), 5.00%, 7/1/21	2,620	2,677,247
Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center), 5.00%, 7/1/22	1,855	1,977,523
Maine Health and Higher Educational Facilities Authority, (Northern Light Eastern Maine Medical Center), 5.00%, 7/1/23	1,945	2,164,357
Maricopa County Industrial Development Authority, AZ, (Banner Health), 0.66%, (SIFMA + 0.57%), 10/18/24 (Put Date), 1/1/35(4)	6,620	6,590,673
Massachusetts Development Finance Agency, (Lawrence General Hospital), 5.00%, 7/1/23	555	561,876
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/21	185	188,400
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/25(1)	120	138,206
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/26(1)	150	176,546
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/27(1)	170	203,369
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/28(1)	175	212,133
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/29(1)	320	391,926
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/30(1)	350	432,589
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/31(1)	325	396,604
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/32(1)	420	509,519
Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/22	450	476,604
Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/23	725	795,760
Massachusetts Development Finance Agency, (Wellforce), 5.00%, 7/1/24	650	737,607
Michigan Finance Authority, (McLaren Health Care), 0.497%, (68% of 1 mo. USD LIBOR + 0.40%), 10/15/21 (Put Date), 10/15/30(4)	890	888,247
Michigan Finance Authority, (Trinity Health Credit Group), 0.57%, (SIFMA + 0.48%), 2/1/22 (Put Date), 3/1/51(4)	5,000	5,006,700
Montana Facility Finance Authority, (Billings Clinic Obligated Group), 0.64%, (SIFMA + 0.55%), 8/15/23 (Put Date), 8/15/37(4)	2,735	2,740,826
Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System), 5.00%, 10/1/25	1,050	1,169,994
Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System), 5.00%, 10/1/26	1,010	1,122,009
Montgomery County Higher Education and Health Authority, PA, (Thomas Jefferson University), 5.00%, 9/1/23	1,000	1,112,860

Security	Principal Amount (000’s omitted)	Value
New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 5.00%, 7/1/24	$540	$606,852
New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 5.00%, 7/1/26	800	950,080
New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 5.00%, 7/1/27	2,000	2,368,100
New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 5.00%, 7/1/29	300	351,630
New Jersey Health Care Facilities Financing Authority, (St. Joseph’s Healthcare System Obligated Group), 5.00%, 7/1/30	1,595	1,862,083
New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/26	400	482,072
New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/27	390	481,018
New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/28	455	572,881
New York Dormitory Authority, (Catholic Health System Obligated Group), 5.00%, 7/1/29	750	961,777
New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 8/1/24	1,300	1,473,888
New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 9/1/27	1,400	1,716,862
New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 9/1/28	1,500	1,872,480
New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 8/1/29	1,910	2,365,077
New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 9/1/29	1,400	1,776,894
New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 8/1/30	1,495	1,835,905
New York Dormitory Authority, (Montefiore Obligated Group), 5.00%, 8/1/31	3,195	3,889,881
Northampton County General Purpose Authority, PA, (St. Luke’s University Health Network), 1.148%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(4)	1,000	1,003,830
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/23	1,250	1,366,937
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/24	720	811,865
Oklahoma Development Finance Authority, (OU Medicine), 5.00%, 8/15/25	400	464,448
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/24	200	231,218
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/25	225	269,165
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/26	150	184,685
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/27	125	157,386
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/28	150	192,821
Oroville, CA, (Oroville Hospital), 5.00%, 4/1/25	1,195	1,301,116
Oroville, CA, (Oroville Hospital), 5.00%, 4/1/28	1,395	1,572,793
Oroville, CA, (Oroville Hospital), 5.00%, 4/1/29	1,000	1,135,080
Oroville, CA, (Oroville Hospital), 5.00%, 4/1/30	1,000	1,131,840
Oroville, CA, (Oroville Hospital), 5.25%, 4/1/54	3,000	3,290,130
Roane County Building Commission, WV, (Roane General Hospital), 2.55%, 11/1/21	2,250	2,252,767
Southcentral Pennsylvania General Authority, (WellSpan Health Obligated Group), 0.69%, (SIFMA + 0.60%), 6/1/24 (Put Date), 6/1/49(4)	7,500	7,525,575
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/23	50	55,548

		$136,820,674

Housing — 3.1%
California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/30	$3,635	$4,523,103

Security	Principal Amount (000’s omitted)	Value
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/23	$150	$155,618
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/24	175	183,657
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/25	300	317,685
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/26	320	341,091
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/27	250	267,687
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/28	200	215,132
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/29	270	291,362
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/30	280	300,776
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue, 4.00%, 7/1/31	290	310,103
Massachusetts Development Finance Agency, (UMass Boston Student Housing), 5.00%, 10/1/21	1,000	1,005,120
Massachusetts Development Finance Agency, (UMass Boston Student Housing), 5.00%, 10/1/22	500	505,770
Massachusetts Housing Finance Agency, (Mill Road Apartments), 0.64%, (SIFMA + 0.55%), 11/1/23 (Put Date), 11/1/48(4)	2,625	2,625,000
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC), 5.00%, 4/1/22	835	855,842
New York City Housing Development Corp., NY, 2.10% to 10/1/29 (Put Date), 11/1/46	5,000	5,396,600
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/26	160	178,570
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/27	385	434,696
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/28	240	273,535
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/29	535	614,661
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/30	225	256,874
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University), 5.00%, 7/1/31	410	466,113
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/23	20	21,279
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/24	180	195,448
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/25	850	939,318
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/26	400	448,592

Security	Principal Amount (000’s omitted)	Value
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/27	$250	$283,855
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/28	315	361,296
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/29	300	342,135
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/30	350	396,889
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 4.00%, 6/1/21	115	115,539
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 4.00%, 6/1/22	230	236,063
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/23	390	415,065
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/24	440	477,990
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/25	980	1,081,508
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC), 5.00%, 6/1/26	1,090	1,220,375

		$26,054,347

Industrial Development Revenue — 11.0%
Appling County Development Authority, GA, (Oglethorpe Power Corp.), 1.50% to 2/3/25 (Put Date), 1/1/38	$1,500	$1,532,220
Burke County Development Authority, GA, (Georgia Transmission Corp.), 2.50% to 5/3/21 (Put Date), 1/1/52	2,000	2,013,860
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 2.50% to 5/1/24 (Put Date), 7/1/31	1,625	1,735,841
Florida Development Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00%, 5/1/29(1)	1,550	1,684,091
Florida Development Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 8/1/29(1)	1,000	1,044,920
Gilliam County, OR, (Waste Management, Inc.), (AMT), 2.40% to 5/2/22 (Put Date), 7/1/38	2,375	2,436,417
Iowa Finance Authority, (Iowa Fertilizer Co.), 3.125%, 12/1/22	2,665	2,729,813
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 4.375% to 8/1/25 (Put Date), 8/1/35(1)	875	968,993
Matagorda County Navigation District No. 1, TX, (Central Power and Light Co.), 2.60%, 11/1/29	1,000	1,090,010
Michigan Strategic Fund, (Waste Management, Inc.), (AMT), 2.85% to 8/2/21 (Put Date), 8/1/27	3,000	3,037,980
Mission Economic Development Corp., TX, (Waste Management, Inc.), (AMT), 0.89%, (SIFMA + 0.80%), 11/1/21 (Put Date), 11/1/48(4)	5,000	5,004,050
Mississippi Business Finance Corp., (Waste Pro USA, Inc.), (AMT), 5.00% to 8/1/22 (Put Date), 2/1/36(1)	1,500	1,567,380
National Finance Authority, NH, (Waste Management, Inc.), (AMT), 0.84%, (SIFMA + 0.75%), 10/1/21 (Put Date), 10/1/33(4)	2,000	2,000,740
New Hampshire Business Finance Authority, (United Illuminating Co.), 2.80% to 10/2/23 (Put Date), 10/1/33	3,500	3,685,255
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (AMT), 2.45% to 4/1/26 (Put Date), 4/1/59	2,500	2,667,925
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	710	730,569

Security	Principal Amount (000’s omitted)	Value
New York Transportation Development Corp., (Delta Airlines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 1/1/23	$3,000	$3,212,940
Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(1)	4,080	4,204,358
Ohio Air Quality Development Authority, (AMG Vanadium), (AMT), 5.00%, 7/1/49(1)	5,000	5,508,100
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 3.75%, 1/15/28(1)	1,150	1,269,531
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 1.75% to 8/1/24 (Put Date), 8/1/38	5,000	5,198,900
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.00% to 6/1/21 (Put Date), 7/1/29	5,000	5,027,500
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.625%, 11/1/25	1,500	1,641,165
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	1,520	1,639,411
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	2,000	2,207,480
Rockport, IN, (AEP Generating Co.), Series 1995A, 1.35% to 9/1/22 (Put Date), 7/1/25	2,000	2,016,060
Rockport, IN, (AEP Generating Co.), Series 1995B, 1.35% to 9/1/22 (Put Date), 7/1/25	2,250	2,268,248
Rockport, IN, (Indiana Michigan Power Co.), 3.05%, 6/1/25	1,600	1,763,760
St. John the Baptist Parish, LA, (Marathon Oil Corp.), 2.10% to 7/1/24 (Put Date), 6/1/37	10,250	10,504,097
Trimble County, KY, (Louisville Gas and Electric Co.), (AMT), 1.30% to 9/1/27 (Put Date), 9/1/44	4,250	4,313,707
Tuscaloosa County Industrial Development Authority, AL, (Hunt Refining Co.), 4.50%, 5/1/32(1)	2,245	2,515,882
West Virginia Economic Development Authority, (Appalachian Power Co.), 2.55% to 4/1/24 (Put Date), 3/1/40	4,000	4,264,200

		$91,485,403

Insured-Bond Bank — 0.0%(3)
Puerto Rico Municipal Finance Agency, (AGC), 5.25%, 8/1/22	$250	$264,582

		$264,582

Insured-Education — 0.7%
Missouri Southern State University, (AGM), 5.00%, 10/1/24	$110	$124,385
Missouri Southern State University, (AGM), 5.00%, 10/1/25	125	144,979
Missouri Southern State University, (AGM), 5.00%, 10/1/27	205	247,857
Missouri Southern State University, (AGM), 5.00%, 10/1/28	200	245,938
Missouri Southern State University, (AGM), 5.00%, 10/1/31	290	358,304
Missouri Southern State University, (AGM), 5.00%, 10/1/32	155	190,396
Northern Illinois University, (BAM), 5.00%, 4/1/23	120	130,758
Northern Illinois University, (BAM), 5.00%, 4/1/24	500	564,215
Northern Illinois University, (BAM), 5.00%, 4/1/25	400	466,700
Northern Illinois University, (BAM), 5.00%, 4/1/26	650	779,948
Northern Illinois University, (BAM), 5.00%, 4/1/27	530	651,523
Northern Illinois University, (BAM), 5.00%, 4/1/28	625	782,512
Northern Illinois University, (BAM), 5.00%, 4/1/29	700	893,130
Southern Illinois University, (NPFG), 0.00%, 4/1/26	200	182,212

		$5,762,857

Insured-Electric Utilities — 0.6%
Puerto Rico Electric Power Authority, (AGM), 4.00%, 7/1/23	$305	$305,567
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/21	450	453,735
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,740	1,848,124
Puerto Rico Electric Power Authority, Series QQ, (NPFG), 5.00%, 7/1/22	100	100,706
Puerto Rico Electric Power Authority, Series RR, (NPFG), 5.00%, 7/1/23	170	171,989

Security	Principal Amount (000’s omitted)	Value
Puerto Rico Electric Power Authority, Series RR, (NPFG), 5.00%, 7/1/24	$845	$854,886
Puerto Rico Electric Power Authority, Series SS, (NPFG), 5.00%, 7/1/23	1,140	1,153,338

		$4,888,345

Insured-General Obligations — 3.1%
Boston, MA, (NPFG), 0.125%, 3/1/22	$2,920	$2,920,029
Cambria County, PA, (AGM), 4.00%, 8/1/32	500	577,995
Chicago Board of Education, IL, (AGM), 5.00%, 12/1/23	100	111,187
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/21	1,125	1,107,889
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/22	470	453,752
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/23	2,245	2,118,360
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/26	1,870	1,618,560
Chicago Board of Education, IL, (NPFG), 5.25%, 12/1/21	570	592,464
Chicago Board of Education, IL, Series 1998B, (NPFG), 0.00%, 12/1/24	365	335,763
Chicago Board of Education, IL, Series 1999A, (NPFG), 0.00%, 12/1/24	260	239,174
Chicago, IL, (AGM), 0.00%, 1/1/25	250	233,307
Chicago, IL, (NPFG), 0.00%, 1/1/23	175	167,458
Community College District No. 536, IL, (Lewis and Clark Community College), (AGM), 4.00%, 5/1/29	500	580,840
Lake County Community Unit School District No. 187, IL, (AGM), 0.00%, 1/1/23	150	146,105
Matteson, IL, (AGM), 3.60%, 12/1/24	395	403,153
McCook, IL, (AGM), 4.00%, 12/1/21	135	138,939
McCook, IL, (AGM), 4.00%, 12/1/22	225	239,472
McCook, IL, (AGM), 4.00%, 12/1/23	250	274,382
McHenry and Kane Counties Community Consolidated School District No. 158, IL, (NPFG), 0.00%, 1/1/21	1,090	1,090,000
Paterson, NJ, (BAM), 5.00%, 1/15/26	485	523,761
Puerto Rico, (AGC), 5.00%, 7/1/24	125	127,480
Puerto Rico, (AGM), 4.00%, 7/1/22	3,610	3,743,426
Puerto Rico, (NPFG), 5.25%, 7/1/22	135	136,110
Puerto Rico, (NPFG), 6.00%, 7/1/27	575	589,714
Puerto Rico Public Buildings Authority, (NPFG), 6.00%, 7/1/28	2,680	2,748,581
Stickney, IL, (BAM), 4.00%, 12/1/22	200	211,804
Stickney, IL, (BAM), 4.00%, 12/1/23	350	380,537
Vauxmont Metropolitan District, CO, (AGM), 5.00%, 12/1/22	495	534,135
Vauxmont Metropolitan District, CO, (AGM), 5.00%, 12/1/25	540	647,552
Vauxmont Metropolitan District, CO, (AGM), 5.00%, 12/1/28	630	812,076
Will County Community High School District No. 210, IL, (AGM), 0.00%, 1/1/21	1,770	1,770,000
Will County Community High School District No. 210, IL, (AGM), 0.00%, 1/1/25	130	123,647

		$25,697,652

Insured-Hospital — 0.1%
Kentucky Economic Development Finance Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/22	$720	$708,350

		$708,350

Security	Principal Amount (000’s omitted)	Value
Insured-Lease Revenue/Certificates of Participation — 1.2%
Kentucky Asset/Liability Commission, (NPFG), 0.674%, (67% of 3 mo. USD LIBOR + 0.53%), 11/1/27(4)	$1,380	$1,359,342
Kentucky Asset/Liability Commission, (NPFG), 0.694%, (67% of 3 mo. USD LIBOR + 0.55%), 11/1/25(4)	8,890	8,776,919

		$10,136,261

Insured-Other Revenue — 0.4%
Arborwood Community Development District, FL, (AGM), 2.60%, 5/1/24	$1,180	$1,256,570
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGM), 5.00%, 3/1/30	1,500	1,983,105

		$3,239,675

Insured-Special Tax Revenue — 0.4%
Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	$1,960	$1,982,932
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/43	520	195,530
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/24	410	444,764
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/25	460	506,088

		$3,129,314

Insured-Transportation — 0.9%
Alabama Port Authority, (AGM), (AMT), 5.00%, 10/1/23	$2,075	$2,312,733
New Jersey Transportation Trust Fund Authority, (NPFG), 5.50%, 12/15/22	3,000	3,284,340
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	315	353,745
Puerto Rico Highway and Transportation Authority, (NPFG), 5.00%, 7/1/29	955	966,173
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/23	365	377,819

		$7,294,810

Lease Revenue/Certificates of Participation — 0.8%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, 5.00%, 6/1/25	$2,000	$2,384,200
New Jersey Economic Development Authority, (School Facilities Construction), 1.64%, (SIFMA + 1.55%), 9/1/27(4)	1,000	997,890
New Jersey Economic Development Authority, (School Facilities Construction), 1.69%, (SIFMA + 1.60%), 3/1/28(4)	3,080	3,079,630

		$6,461,720

Other Revenue — 10.3%
Albany Parking Authority, NY, 5.00%, 7/15/21	$635	$650,176
Albany Parking Authority, NY, 5.00%, 7/15/22	705	732,869
Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), 5.00%, 5/1/23(1)	570	604,154
Allentown Neighborhood Improvement Zone Development Authority, PA, (City Center Project), 5.00%, 5/1/32(1)	3,000	3,294,120
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/23	500	518,605
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/24	600	625,674
Austin Convention Enterprises, Inc., TX, (Convention Center Hotel), 5.00%, 1/1/25	500	522,390

Security	Principal Amount (000’s omitted)	Value
Black Belt Energy Gas District, AL, 4.00% to 12/1/23 (Put Date), 12/1/48	$1,000	$1,094,860
Black Belt Energy Gas District, AL, 1.004%, (67% of 1 mo. USD LIBOR + 0.90%), 12/1/23 (Put Date), 12/1/48(4)	20,000	20,045,000
Black Belt Energy Gas District, AL, 0.46%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(4)	15,000	14,754,000
Kalispel Tribe of Indians, WA, Series A, 5.00%, 1/1/32(1)	795	906,944
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 0.854%, (67% of 1 mo. USD LIBOR + 0.75%), 9/1/23 (Put Date), 4/1/48(4)	2,500	2,504,825
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, (Liq: Royal Bank of Canada), 0.66%, (SIFMA + 0.57%), 12/1/23 (Put Date), 8/1/48(4)	3,000	3,007,740
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, (Liq: Royal Bank of Canada), 0.934%, (67% of 1 mo. USD LIBOR + 0.83%), 12/1/23 (Put Date), 8/1/48(4)	16,000	16,061,280
Northern California Gas Authority No. 1, Gas Project Revenue, 0.871%, (67% of 3 mo. USD LIBOR + 0.72%), 7/1/27(4)	960	955,546
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.25%, 12/1/27	7,000	8,851,500
Southeast Alabama Gas Supply District, (Project No. 1), 0.74%, (SIFMA + 0.65%), 4/1/24 (Put Date), 4/1/49(4)	2,000	2,003,360
Southeast Alabama Gas Supply District, (Project No. 2), 0.954%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(4)	2,000	1,997,460
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 0.845%, (67% of 3 mo. USD LIBOR + 0.70%), 12/15/26(4)	2,945	2,934,516
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 1.196%, (67% of 1 mo. USD LIBOR + 1.10%), 7/1/22 (Put Date), 1/1/42(4)	3,250	3,261,992

		$85,327,011

Senior Living/Life Care — 9.3%
Atlantic Beach, FL, (Fleet Landing), 3.25%, 11/15/24	$2,155	$2,155,970
Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), 5.00%, 5/15/28	300	335,385
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/22	225	234,068
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/23	375	399,154
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/24	300	325,806
Bexar County Health Facilities Development Corp., TX, (Army Retirement Residence Foundation), 5.00%, 7/15/25	250	276,372
Brookhaven Local Development Corp., NY, (Jefferson’s Ferry), 5.25%, 11/1/26	240	290,141
Bucks County Industrial Development Authority, PA, (Pennswood Village), 5.00%, 10/1/24	800	883,280
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/21	315	320,169
Centerville, OH, (Graceworks Lutheran Services), 5.00%, 11/1/22	430	444,813
Clackamas County Hospital Facility Authority, OR, (Rose Villa), 2.75%, 11/15/25	1,000	1,010,130
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/22	300	306,261
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/24	540	570,537
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/27	200	217,868
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/28	240	262,630

Security	Principal Amount (000’s omitted)	Value
Colorado Health Facilities Authority, (Christian Living Neighborhoods), Series 2016, 4.00%, 1/1/21	$300	$300,000
Colorado Health Facilities Authority, (Christian Living Neighborhoods), Series 2019, 4.00%, 1/1/21	700	700,000
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/21	1,135	1,146,282
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/22	850	880,787
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/21	250	256,693
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/22	250	263,612
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/23	355	383,553
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/24	425	469,128
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/30	500	557,270
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 3.60%, 7/1/23	465	469,371
Hanover County Economic Development Authority, VA, (Covenant Woods), 3.625%, 7/1/28	655	649,275
Illinois Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/21	860	869,933
Illinois Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/22	415	432,310
Iowa Finance Authority, (Lifespace Communities, Inc.), 2.875%, 5/15/49	1,750	1,767,500
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/22	920	951,354
Lancaster County Hospital Authority, PA, (Moravian Manors, Inc.), 2.875%, 12/15/23	715	715,050
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 4.00%, 11/15/23(1)	1,590	1,637,271
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 3.50%, 10/1/22(1)	500	511,190
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.00%, 10/1/25(1)	515	551,925
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.00%, 10/1/26(1)	1,000	1,073,400
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.00%, 10/1/27(1)	400	428,784
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 2.875% to 2/1/22 (Put Date), 2/1/34	2,000	2,000,240
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/21	100	102,413
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/22	100	104,881
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/23	125	133,968
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/24	150	163,998
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/25	100	111,297
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/26	150	169,214

Security	Principal Amount (000’s omitted)	Value
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/27	$200	$226,254
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/28	200	225,224
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.), 4.00%, 12/1/29	250	280,240
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 4.00%, 1/1/23	985	1,006,384
National Finance Authority, NH, (The Vista), 5.25%, 7/1/39(1)	705	733,299
National Finance Authority, NH, (The Vista), 5.625%, 7/1/46(1)	425	446,564
National Finance Authority, NH, (The Vista), 5.75%, 7/1/54(1)	1,130	1,190,319
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/21	540	540,000
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/23	1,795	1,891,553
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/30	630	690,511
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 2.25%, 7/1/23	1,525	1,510,040
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 2.375%, 7/1/24	1,525	1,507,600
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/30	400	452,004
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/31	670	754,701
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group), 5.00%, 7/1/32	1,500	1,550,805
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor’s Edge), 4.00%, 1/1/25	1,705	1,705,256
North Carolina Medical Care Commission, (Galloway Ridge), 4.00%, 1/1/25	250	259,523
North Carolina Medical Care Commission, (Galloway Ridge), 4.00%, 1/1/26	240	250,363
North Carolina Medical Care Commission, (Galloway Ridge), 5.00%, 1/1/27	565	622,291
North Carolina Medical Care Commission, (United Methodist Retirement Homes), 5.00%, 10/1/31	650	705,672
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/21	830	839,586
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.), 5.00%, 5/15/26	1,000	1,111,400
Polk County Industrial Development Authority, FL, (Carpenter’s Home Estates, Inc.), 5.00%, 1/1/29	400	444,540
Public Finance Authority, WI, (Penick Village), 4.00%, 9/1/29(1)	585	588,381
Salem Hospital Facility Authority, OR, (Capital Manor), 5.00%, 5/15/23	210	224,404
Santa Fe, NM, (El Castillo Retirement Residences), 2.25%, 5/15/24	600	591,942
Santa Fe, NM, (El Castillo Retirement Residences), 2.625%, 5/15/25	1,000	994,880
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/22	500	515,945
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/23	1,365	1,440,635

Security	Principal Amount (000’s omitted)	Value
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/24	$1,450	$1,562,056
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/25	1,510	1,656,410
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/26	1,595	1,757,116
South Carolina Jobs-Economic Development Authority, (Woodlands at Furman), 4.00%, 11/15/24	200	204,956
South Carolina Jobs-Economic Development Authority, (Woodlands at Furman), 4.00%, 11/15/25	275	282,824
South Carolina Jobs-Economic Development Authority, (Woodlands at Furman), 5.00%, 11/15/27	300	328,182
South Carolina Jobs-Economic Development Authority, (Woodlands at Furman), 5.00%, 11/15/29	115	128,040
South Carolina Jobs-Economic Development Authority, (Woodlands at Furman), 5.00%, 11/15/30	180	199,769
St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/23	2,015	2,187,988
St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/24	1,490	1,660,724
St. Louis County Industrial Development Authority, MO, (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/25	1,615	1,841,665
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 4.00%, 12/1/21	310	315,868
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 4.00%, 12/1/23	235	248,132
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 4.00%, 12/1/24	245	262,554
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 4.00%, 12/1/25	250	271,177
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.25%, 11/15/31	620	690,060
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 4.00%, 10/1/23(1)	2,000	2,000,300
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/23	230	244,138
Vermont Economic Development Authority, (Wake Robin Corp.), 4.00%, 5/1/21	215	215,624
Vermont Economic Development Authority, (Wake Robin Corp.), 5.00%, 5/1/27	1,000	1,084,960
Washington County, MD, (Diakon Lutheran Social Ministries), 5.00%, 1/1/21	340	340,000
Washington County, MD, (Diakon Lutheran Social Ministries), 5.00%, 1/1/23	365	388,678
Washington County, MD, (Diakon Lutheran Social Ministries), 5.00%, 1/1/24	350	382,984
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/25(1)	1,165	1,302,155
Washington Housing Finance Commission, (Judson Park), 3.70%, 7/1/23(1)	285	290,466
Washington Housing Finance Commission, (Transforming Age), 2.375%, 1/1/26(1)	4,000	3,945,200
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/24(1)	180	192,989
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/25(1)	385	420,405
Washington Housing Finance Commission, (Transforming Age), 5.00%, 1/1/26(1)	400	443,260
Washington Housing Finance Commission, (Wesley Homes at Lea Hill), 3.20%, 7/1/21(1)	120	120,103

Security	Principal Amount (000’s omitted)	Value
Wayzata, MN, (Folkestone Senior Living Community), 3.00%, 8/1/22	$200	$200,578
Wayzata, MN, (Folkestone Senior Living Community), 3.00%, 8/1/23	100	100,196
Wayzata, MN, (Folkestone Senior Living Community), 3.00%, 8/1/24	100	100,302
Wayzata, MN, (Folkestone Senior Living Community), 3.00%, 8/1/25	100	100,169
Wayzata, MN, (Folkestone Senior Living Community), 3.00%, 8/1/26	250	249,870
Wayzata, MN, (Folkestone Senior Living Community), 3.00%, 8/1/27	425	421,736
Wayzata, MN, (Folkestone Senior Living Community), 3.125%, 8/1/28	650	650,487
Westchester County Local Development Corp., NY, (Kendal on Hudson), 4.00%, 1/1/23	100	102,924
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/22	200	207,068
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), 4.00%, 9/15/24	365	384,049
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), Series 2015B, 4.00%, 9/15/23	100	103,415
Wisconsin Health and Educational Facilities Authority, (Saint John’s Communities, Inc.), Series 2018A, 4.00%, 9/15/23	250	263,450

		$76,986,626

Special Tax Revenue — 1.9%
Baltimore, MD, (Harbor Point), 2.65%, 6/1/22(1)	$200	$200,932
Baltimore, MD, (Harbor Point), 2.70%, 6/1/23(1)	285	287,118
Baltimore, MD, (Harbor Point), 2.80%, 6/1/25(1)	125	126,554
Baltimore, MD, (Harbor Point), 2.85%, 6/1/26(1)	135	137,237
Baltimore, MD, (Harbor Point), 2.95%, 6/1/27(1)	175	178,383
Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/25	250	260,615
Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/26	330	345,071
Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/27	325	340,610
Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/28	425	444,954
Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/29	400	420,672
Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/30	680	714,925
Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/31	785	826,236
Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/32	660	694,511
Illinois Sports Facilities Authority, 5.00%, 6/15/22	315	327,468
Illinois Sports Facilities Authority, 5.00%, 6/15/23	250	266,457
Illinois, Sales Tax Revenue, 5.00%, 6/15/21	140	142,337
Illinois, Sales Tax Revenue, 5.00%, 6/15/22	945	995,076
Illinois, Sales Tax Revenue, 5.00%, 6/15/23	925	1,006,936

Security	Principal Amount (000’s omitted)	Value
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 4.00%, 3/1/28	$225	$225,700
Sales Tax Securitization Corp., IL, 5.00%, 1/1/23	650	700,440
Sales Tax Securitization Corp., IL, 5.00%, 1/1/30	2,000	2,572,360
Sales Tax Securitization Corp., IL, Series 2018C, 5.00%, 1/1/29	1,525	1,929,201
Sales Tax Securitization Corp., IL, Series 2020A, 5.00%, 1/1/29	500	632,525
Sparks, NV, (Legends at Sparks Marina), 2.50%, 6/15/24(1)	1,125	1,130,287
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	990	939,173

		$15,845,778

Student Loan — 2.2%
Connecticut Higher Education Supplement Loan Authority, (AMT), 5.00%, 11/15/22	$750	$809,902
Massachusetts Educational Financing Authority, (AMT), 3.50%, 7/1/33	4,685	4,812,151
Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/21	3,900	3,988,881
Massachusetts Educational Financing Authority, (AMT), 5.00%, 7/1/23	1,000	1,109,620
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/23	4,475	5,055,363
Rhode Island Student Loan Authority, Series 2017, (AMT), 5.00%, 12/1/23	600	677,628
Rhode Island Student Loan Authority, Series 2018, (AMT), 5.00%, 12/1/23	1,250	1,411,725

		$17,865,270

Transportation — 10.6%
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/30	$5,000	$6,612,700
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/31	5,440	7,140,054
Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 12/1/24	5,000	5,829,150
E-470 Public Highway Authority, CO, 0.517%, (67% of 1 mo. USD LIBOR + 0.42%), 9/1/21 (Put Date), 9/1/39(4)	3,500	3,496,535
E-470 Public Highway Authority, CO, 1.146%, (67% of 1 mo. USD LIBOR + 1.05%), 9/1/21 (Put Date), 9/1/39(4)	3,375	3,377,497
Eagle County Air Terminal Corp., CO, (AMT), 4.00%, 5/1/26	1,000	1,106,510
Grand Parkway Transportation Corp., TX, 5.00%, 2/1/23	1,600	1,739,232
Hawaii, Airports System Revenue, (AMT), 5.00%, 7/1/31	4,500	5,917,635
Houston, TX, Airport System Revenue, (AMT), 5.00%, 7/1/29	1,700	2,200,463
Houston, TX, Airport System Revenue, (AMT), 5.00%, 7/1/30	1,250	1,649,350
Maryland Economic Development Corp., (Purple Line Light Rail), (AMT), 5.00%, 3/31/24	1,000	1,015,950
Maryland Economic Development Corp., (Transportation Facilities), 5.00%, 6/1/23	1,480	1,597,645
Miami-Dade County, FL, Aviation Revenue, (AMT), 5.00%, 10/1/34	5,000	5,667,550
New Jersey Transportation Trust Fund Authority, 0.00%, 12/15/24	200	188,554
New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/23	1,000	1,100,490
New Jersey Transportation Trust Fund Authority, (Transportation Program), 1.29%, (SIFMA + 1.20%), 12/15/21 (Put Date), 6/15/34(4)	13,000	13,010,660
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 12/15/23	1,500	1,687,665
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.00%, 12/15/24	2,000	2,305,960
Pennsylvania Turnpike Commission, 0.69%, (SIFMA + 0.60%), 12/1/23(4)	1,000	1,005,640
Port of Oakland, CA, (AMT), 5.00%, 11/1/24	2,000	2,329,680
South Carolina Transportation Infrastructure Bank, 0.554%, (67% of 1 mo. USD LIBOR + 0.45%), 10/1/22 (Put Date), 10/1/31(4)	12,440	12,425,570

Security	Principal Amount (000’s omitted)	Value
South Jersey Port Corp., NJ, (AMT), 5.00%, 1/1/22	$1,585	$1,641,791
Susquehanna Area Regional Airport Authority, PA, (AMT), 5.00%, 1/1/21	2,000	2,000,000
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/30	2,500	3,264,050

		$88,310,331

Water and Sewer — 0.1%
Henrico County, VA, Water and Sewer System Revenue, 4.00%, 5/1/31	$615	$766,647

		$766,647

Total Tax-Exempt Municipal Securities — 90.3% (identified cost $734,322,288)		$749,253,522

Total Investments — 94.3% (identified cost $765,351,329)		$782,553,796

Other Assets, Less Liabilities — 5.7%		$47,452,566

Net Assets — 100.0%		$830,006,362

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At December 31, 2020, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

Illinois	11.0%
Others, representing less than 10% individually	82.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2020, 7.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from less than 0.05% to 4.4% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2020, the aggregate value of these securities is $66,587,332 or 8.0% of the Fund’s net assets.

(2)

Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

(3)	Amount is less than 0.05%.

(4)	Floating rate security. The stated interest rate represents the rate in effect at December 31, 2020.

(5)	When-issued/delayed delivery security.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

LIBOR	-	London Interbank Offered Rate

Liq	-	Liquidity Provider

NPFG	-	National Public Finance Guarantee Corp.

SIFMA	-	Securities Industry and Financial Markets Association Municipal Swap Index

Currency Abbreviations:

USD	-	United States Dollar

The Fund did not have any open derivative instruments at December 31, 2020.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Closed-End Funds	$8,573,371	$—	$—	$8,573,371
Corporate Bonds & Notes	—	7,087,979	—	7,087,979
Taxable Municipal Securities	—	14,925,376	—	14,925,376
Tax-Exempt Mortgage-Backed Securities	—	2,713,548	—	2,713,548
Tax-Exempt Municipal Securities	—	749,253,522	—	749,253,522
Total Investments	$8,573,371	$773,980,425	$—	$782,553,796

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.